NYLIM Conservative ETF Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 98.5%
Equity Funds 43.1%
iShares Core MSCI EAFE ETF	55,735	$ 5,475,964
iShares Core MSCI Emerging Markets ETF	16,133	1,252,082
iShares Core S&P 500 ETF	2,812	2,109,900
iShares Core S&P Mid-Cap ETF	22,143	1,666,703
iShares MSCI Emerging Markets ex China ETF	3,303	304,272
Schwab U.S. Small-Cap ETF	92,750	3,112,690
Vanguard Morningstar Mega Cap ETF	41,299	11,276,692
Vanguard Morningstar Mid-Cap ETF	26,585	2,152,056
Total Equity Funds (Cost $19,873,335)		27,350,359
Fixed Income Funds 55.4%
Invesco Senior Loan ETF	232,866	4,748,138
iShares 20+ Year Treasury Bond ETF	17,063	1,403,432
iShares Broad USD High Yield Corporate Bond ETF	129,128	4,749,328
iShares Broad USD Investment Grade Corporate Bond ETF	96,612	4,861,516
iShares Core U.S. Aggregate Bond ETF	198,720	19,349,365
Total Fixed Income Funds (Cost $35,700,879)		35,111,779
Total Investment Companies (Cost $55,574,214)		62,462,138
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
NYLIM U.S. Government Liquidity Fund, 3.585% (a)	811,854	811,854
Total Short-Term Investment (Cost $811,854)		811,854
Total Investments (Cost $56,386,068)	99.8%	63,273,992
Other Assets, Less Liabilities	0.2	148,780
Net Assets	100.0%	$ 63,422,772

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 2,174	$ 2,800	$ (4,162)	$ —	$ —	$ 812	$ 12	$ —	812

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 27,350,359	$ —	$ —	$ 27,350,359
Fixed Income Funds	35,111,779	—	—	35,111,779
Total Investment Companies	62,462,138	—	—	62,462,138
Short-Term Investment
Affiliated Investment Company	811,854	—	—	811,854
Total Investments in Securities	$ 63,273,992	$ —	$ —	$ 63,273,992

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLIM Moderate ETF Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 98.7%
Equity Funds 63.1%
iShares Core MSCI EAFE ETF	280,066	$ 27,516,485
iShares Core MSCI Emerging Markets ETF	82,581	6,409,111
iShares Core S&P 500 ETF	9,505	7,131,792
iShares Core S&P Mid-Cap ETF	139,196	10,477,283
iShares MSCI Emerging Markets ex China ETF	11,367	1,047,128
Schwab U.S. Small-Cap ETF	315,658	10,593,482
Vanguard Morningstar Mega Cap ETF	220,283	60,148,273
Vanguard Morningstar Mid-Cap ETF	167,122	13,528,526
Total Equity Funds (Cost $94,569,815)		136,852,080
Fixed Income Funds 35.6%
Invesco Senior Loan ETF	531,619	10,839,711
iShares 20+ Year Treasury Bond ETF	58,507	4,812,201
iShares Broad USD High Yield Corporate Bond ETF	295,178	10,856,647
iShares Broad USD Investment Grade Corporate Bond ETF	201,657	10,147,380
iShares Core U.S. Aggregate Bond ETF	415,080	40,416,340
Total Fixed Income Funds (Cost $78,298,222)		77,072,279
Total Investment Companies (Cost $172,868,037)		213,924,359
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
NYLIM U.S. Government Liquidity Fund, 3.585% (a)	2,787,219	2,787,219
Total Short-Term Investment (Cost $2,787,219)		2,787,219
Total Investments (Cost $175,655,256)	100.0%	216,711,578
Other Assets, Less Liabilities	0.0‡	80,664
Net Assets	100.0%	$ 216,792,242

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 5,626	$ 5,630	$ (8,469)	$ —	$ —	$ 2,787	$ 42	$ —	2,787

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 136,852,080	$ —	$ —	$ 136,852,080
Fixed Income Funds	77,072,279	—	—	77,072,279
Total Investment Companies	213,924,359	—	—	213,924,359
Short-Term Investment
Affiliated Investment Company	2,787,219	—	—	2,787,219
Total Investments in Securities	$ 216,711,578	$ —	$ —	$ 216,711,578

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLIM Growth ETF Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 98.6%
Equity Funds 82.9%
iShares Core MSCI EAFE ETF	340,713	$ 33,475,052
iShares Core MSCI Emerging Markets ETF	101,246	7,857,702
iShares Core S&P 500 ETF	8,612	6,461,756
iShares Core S&P Mid-Cap ETF	186,795	14,060,060
iShares MSCI Emerging Markets ex China ETF	10,237	943,032
Schwab U.S. Small-Cap ETF (a)	582,449	19,546,988
Vanguard Morningstar Mega Cap ETF	239,523	65,401,755
Vanguard Morningstar Mid-Cap ETF	224,270	18,154,657
Total Equity Funds (Cost $116,112,129)		165,901,002
Fixed Income Funds 15.7%
Invesco Senior Loan ETF (a)	489,625	9,983,454
iShares 20+ Year Treasury Bond ETF	53,882	4,431,794
iShares Broad USD High Yield Corporate Bond ETF	271,746	9,994,818
iShares Broad USD Investment Grade Corporate Bond ETF	27,785	1,398,142
iShares Core U.S. Aggregate Bond ETF	57,364	5,585,533
Total Fixed Income Funds (Cost $31,876,899)		31,393,741
Total Investment Companies (Cost $147,989,028)		197,294,743
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	2,561,728	2,561,728
Total Short-Term Investment (Cost $2,561,728)		2,561,728
Total Investments (Cost $150,550,756)	99.9%	199,856,471
Other Assets, Less Liabilities	0.1	263,237
Net Assets	100.0%	$ 200,119,708

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $9,556,277. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,511,485.
(b)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 5,469	$ 5,613	$ (8,520)	$ —	$ —	$ 2,562	$ 38	$ —	2,562

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 165,901,002	$ —	$ —	$ 165,901,002
Fixed Income Funds	31,393,741	—	—	31,393,741
Total Investment Companies	197,294,743	—	—	197,294,743
Short-Term Investment
Affiliated Investment Company	2,561,728	—	—	2,561,728
Total Investments in Securities	$ 199,856,471	$ —	$ —	$ 199,856,471

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLIM Equity ETF Allocation Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Investment Companies 99.7%
Equity Funds 99.7%
iShares Core MSCI EAFE ETF	340,320	$ 33,436,440
iShares Core MSCI Emerging Markets ETF	106,456	8,262,050
iShares Core S&P 500 ETF	7,696	5,774,463
iShares Core S&P Mid-Cap ETF	150,655	11,339,802
iShares MSCI Emerging Markets ex China ETF	4,282	394,458
Schwab U.S. Small-Cap ETF (a)	728,859	24,460,508
Vanguard Morningstar Mega Cap ETF	249,266	68,062,081
Vanguard Morningstar Mid-Cap ETF	180,879	14,642,155
Total Investment Companies (Cost $117,279,231)		166,371,957
Short-Term Investments 0.9%
Affiliated Investment Company 0.4%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	539,569	539,569
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 3.742% (b)(c)	846,240	846,240
Total Short-Term Investments (Cost $1,385,809)		1,385,809
Total Investments (Cost $118,665,040)	100.6%	167,757,766
Other Assets, Less Liabilities	(0.6)	(933,839)
Net Assets	100.0%	$ 166,823,927

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $825,576. The Fund received cash collateral with a value of $846,240.
(b)	Current yield as of July 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 647	$ 4,325	$ (4,432)	$ —	$ —	$ 540	$ 7	$ —	540

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 166,371,957	$ —	$ —	$ 166,371,957
Short-Term Investments
Affiliated Investment Company	539,569	—	—	539,569
Unaffiliated Investment Company	846,240	—	—	846,240
Total Short-Term Investments	1,385,809	—	—	1,385,809
Total Investments in Securities	$ 167,757,766	$ —	$ —	$ 167,757,766

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLIM CBRE Global Infrastructure Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Canada 11.3%
Canadian National Railway Co. (Transportation)	685,032	$ 87,104,151
Canadian Pacific Kansas City Ltd. (Transportation)	373,667	33,191,151
Enbridge, Inc. (Midstream / Pipelines)	1,344,884	73,180,263
		193,475,565
France 3.9%
Vinci SA (Transportation)	471,032	66,689,296
Germany 4.8%
E.ON SE (Utilities)	2,474,023	53,424,480
RWE AG (Utilities)	424,655	28,004,138
		81,428,618
Hong Kong 0.9%
MTR Corp. Ltd. (Transportation) (a)	3,419,624	14,451,191
Italy 1.6%
Italgas SpA (Utilities)	2,623,101	27,070,159
Japan 2.6%
East Japan Railway Co. (Transportation)	545,000	12,648,008
Kansai Electric Power Co., Inc. (The) (Utilities) (a)	803,700	12,342,689
Kyushu Electric Power Co., Inc. (Utilities)	793,700	8,872,970
West Japan Railway Co. (Transportation) (a)	584,026	10,992,360
		44,856,027
Mexico 4.2%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	1,935,423	25,850,712
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,589,611	34,558,517
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	395,741	10,959,280
		71,368,509
Netherlands 4.4%
Ferrovial NV (Transportation)	1,135,236	75,033,744
New Zealand 1.9%
Auckland International Airport Ltd. (Transportation)	4,904,715	25,110,656
Infratil Ltd. (Diversified)	899,682	7,823,367
		32,934,023
Spain 2.6%
Aena SME SA (Transportation)	681,290	21,105,979
Cellnex Telecom SA (Communications)	732,362	22,694,405
		43,800,384
United Kingdom 6.7%
National Grid plc (Utilities)	946,212	15,140,187
Pennon Group plc (Utilities)	1,315,663	8,237,176

	Shares	Value
Common Stocks
United Kingdom
Severn Trent plc (Utilities)	534,554	$ 21,709,898
SSE plc (Utilities)	2,223,234	70,032,210
		115,119,471
United States 53.6%
American Electric Power Co., Inc. (Utilities)	635,592	81,260,437
American Tower Corp. (Communications)	436,852	75,732,663
American Water Works Co., Inc. (Utilities)	87,140	11,691,574
Atmos Energy Corp. (Utilities)	405,415	70,047,604
Cheniere Energy, Inc. (Midstream / Pipelines)	121,007	31,893,815
Chesapeake Utilities Corp. (Utilities)	80,987	10,753,454
CMS Energy Corp. (Utilities)	252,799	18,199,000
Consolidated Edison, Inc. (Utilities)	99,557	10,836,779
Constellation Energy Corp. (Utilities)	162,022	42,571,280
Entergy Corp. (Utilities)	157,113	16,908,501
Equinix, Inc. (Communications)	8,498	8,661,841
Evergy, Inc. (Utilities)	715,530	59,396,145
FirstEnergy Corp. (Utilities)	442,283	21,366,692
OGE Energy Corp. (Utilities)	701,517	33,216,830
ONE Gas, Inc. (Utilities)	169,870	13,190,406
ONEOK, Inc. (Midstream / Pipelines)	236,316	21,459,856
PG&E Corp. (Utilities)	2,502,150	43,487,367
PPL Corp. (Utilities)	1,952,146	68,735,061
Southern Co. (The) (Utilities)	177,558	16,786,333
Targa Resources Corp. (Midstream / Pipelines)	147,016	39,748,716
Union Pacific Corp. (Transportation)	145,623	42,540,847
WEC Energy Group, Inc. (Utilities)	411,322	45,006,853
Williams Cos., Inc. (The) (Midstream / Pipelines)	783,768	56,070,763
Xcel Energy, Inc. (Utilities)	974,786	76,228,265
		915,791,082
Total Common Stocks (Cost $1,560,803,156)		1,682,018,069
Short-Term Investments 1.6%
Affiliated Investment Company 1.6%
United States 1.6%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	27,509,839	27,509,839

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 3.742% (b)(c)	128,800	$ 128,800
Total Short-Term Investments (Cost $27,638,639)		27,638,639
Total Investments (Cost $1,588,441,795)	100.1%	1,709,656,708
Other Assets, Less Liabilities	(0.1)	(1,792,970)
Net Assets	100.0%	$ 1,707,863,738

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $11,923,077; the total market value of collateral held by the Fund was $12,540,427. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,411,627. The Fund received cash collateral with a value of $128,800.
(b)	Current yield as of July 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 30,541	$ 143,588	$ (146,619)	$ —	$ —	$ 27,510	$ 235	$ —	27,510

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
France	$ —	$ 66,689,296	$ —	$ 66,689,296
Germany	—	81,428,618	—	81,428,618
Hong Kong	—	14,451,191	—	14,451,191
Italy	—	27,070,159	—	27,070,159
Japan	—	44,856,027	—	44,856,027
Netherlands	—	75,033,744	—	75,033,744
New Zealand	—	32,934,023	—	32,934,023
Spain	—	43,800,384	—	43,800,384
United Kingdom	—	115,119,471	—	115,119,471
All Other Countries	1,180,635,156	—	—	1,180,635,156
Total Common Stocks	1,180,635,156	501,382,913	—	1,682,018,069
Short-Term Investments
Affiliated Investment Company	27,509,839	—	—	27,509,839
Unaffiliated Investment Company	128,800	—	—	128,800
Total Short-Term Investments	27,638,639	—	—	27,638,639
Total Investments in Securities	$ 1,208,273,795	$ 501,382,913	$ —	$ 1,709,656,708

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM CBRE Real Estate Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Community Shopping Centers 5.0%
Brixmor Property Group, Inc.	220,851	$ 6,959,015
Federal Realty Investment Trust	21,223	2,633,562
InvenTrust Properties Corp.	42,624	1,509,316
		11,101,893
Enclosed Malls 6.3%
Macerich Co. (The)	130,042	3,360,285
Simon Property Group, Inc.	33,915	7,779,083
Tanger, Inc.	71,913	2,923,983
		14,063,351
Healthcare Facilities 18.2%
American Healthcare REIT, Inc.	88,877	4,941,561
Healthpeak Properties, Inc.	151,759	3,312,899
Janus Living, Inc., Class A-1	95,952	2,898,710
National Healthcare Properties, Inc.	97,762	1,494,781
Welltower, Inc.	118,060	27,677,987
		40,325,938
Hotels 3.7%
Hilton Worldwide Holdings, Inc.	5,455	1,748,273
Ryman Hospitality Properties, Inc.	37,059	4,952,935
Sunstone Hotel Investors, Inc.	121,663	1,431,974
		8,133,182
Industrial Properties 12.4%
Americold Realty Trust, Inc.	145,730	2,053,336
EastGroup Properties, Inc.	37,265	7,788,757
First Industrial Realty Trust, Inc.	63,524	4,182,420
Prologis, Inc.	93,711	13,551,548
		27,576,061
Net Lease Properties 7.4%
Essential Properties Realty Trust, Inc.	156,321	4,891,284
Gaming and Leisure Properties, Inc.	54,065	2,421,572
Getty Realty Corp. (a)	40,878	1,395,575
Realty Income Corp.	27,454	1,753,487
VICI Properties, Inc.	223,749	5,895,786
		16,357,704
Office Buildings 3.8%
Cousins Properties, Inc.	76,836	2,424,176
Empire State Realty Trust, Inc., Class A	132,182	668,841
Kilroy Realty Corp.	50,491	1,960,061
Vornado Realty Trust	83,514	3,289,616
		8,342,694
Residential 13.7%
American Homes 4 Rent, Class A	192,034	6,417,776
Camden Property Trust	25,905	2,870,533

	Shares	Value
Common Stocks
Residential
Centerspace	10,473	$ 574,339
Equity LifeStyle Properties, Inc.	46,611	3,032,978
Equity Residential	115,246	7,658,097
Essex Property Trust, Inc.	10,831	3,077,520
UDR, Inc.	179,848	6,863,000
		30,494,243
Self Storage Property 4.2%
CubeSmart	174,983	7,254,795
Extra Space Storage, Inc.	14,507	2,147,616
		9,402,411
Technology Datacenters 14.6%
Blackstone Digital Infrastructure Trust, Inc. (b)	83,036	1,727,979
Digital Realty Trust, Inc.	12,282	2,315,403
Equinix, Inc.	20,875	21,277,470
Iron Mountain, Inc.	57,552	7,039,760
		32,360,612
Technology Towers 9.6%
American Tower Corp.	97,446	16,893,239
SBA Communications Corp.	24,384	4,413,016
		21,306,255
Timber 0.7%
Weyerhaeuser Co.	60,100	1,504,303
Total Common Stocks (Cost $192,722,439)		220,968,647
Short-Term Investments 0.7%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.585% (c)	1,399,798	1,399,798
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.742% (c)(d)	205,660	205,660
Total Short-Term Investments (Cost $1,605,458)		1,605,458
Total Investments (Cost $194,327,897)	100.3%	222,574,105
Other Assets, Less Liabilities	(0.3)	(736,969)
Net Assets	100.0%	$ 221,837,136

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $200,607. The Fund received cash collateral with a value of $205,660.
(b)	Non-income producing security.
(c)	Current yield as of July 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 1,154	$ 7,851	$ (7,605)	$ —	$ —	$ 1,400	$ 8	$ —	1,400

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 220,968,647	$ —	$ —	$ 220,968,647
Short-Term Investments
Affiliated Investment Company	1,399,798	—	—	1,399,798
Unaffiliated Investment Company	205,660	—	—	205,660
Total Short-Term Investments	1,605,458	—	—	1,605,458
Total Investments in Securities	$ 222,574,105	$ —	$ —	$ 222,574,105

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Funds Trust
(formerly known as New York Life Investments Funds Trust)
Notes to Portfolios of Investments July 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the NYLIM Funds Trust (the "Board") (formerly known as New York Life Investments Funds Trust) has designated New York Life Investment Management LLC as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2026, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.